Revenue and Other Income (Details) - Schedule of Revenue from Customers - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Customer A [Member]
Revenue and Other Income (Details) - Schedule of Revenue from Customers [Line Items]
Revenue from customer	$ 17,713,000	$ 33,260,000		$ 36,541,000
Customer B [Member]
Revenue and Other Income (Details) - Schedule of Revenue from Customers [Line Items]
Revenue from customer	11,801,000		[1]		[1]
Customer C [Member]
Revenue and Other Income (Details) - Schedule of Revenue from Customers [Line Items]
Revenue from customer	$ 9,614,000		[1]	$ 7,567,000

[1]	The customers generated less than 10% of the total revenue of the Group during the year.